VEST U.S. LARGE CAP 20% BUFFER STRATEGIES FUND

Schedule of Investments

July 31, 2025 (unaudited)

103.63%	OPTIONS PURCHASED
		Number of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
101.64%
	CALL
	SPDR S&P 500 ETF	862	54,485,296	0.02	04/21/2027 $	54,058,108
	SPDR S&P 500 ETF	1,106	69,908,048	0.02	05/19/2027	69,359,943
	SPDR S&P 500 ETF	36	2,275,488	0.02	07/21/2027	2,257,499
						125,675,550
1.99%	PUT
	SPDR S&P 500 ETF	167	10,555,736	612.93	02/17/2026	312,601
	SPDR S&P 500 ETF	167	10,555,736	567.12	03/18/2026	203,277
	SPDR S&P 500 ETF	167	10,555,736	525.65	04/15/2026	147,214
	SPDR S&P 500 ETF	167	10,555,736	597.43	06/17/2026	356,938
	SPDR S&P 500 ETF	167	10,555,736	624.21	07/15/2026	479,367
	SPDR S&P 500 ETF	167	10,555,736	560.61	08/20/2025	7,536
	SPDR S&P 500 ETF	167	10,555,736	561.39	09/17/2025	33,846
	SPDR S&P 500 ETF	167	10,555,736	582.29	10/15/2025	87,078
	SPDR S&P 500 ETF	167	10,555,736	590.49	11/19/2025	147,647
	SPDR S&P 500 ETF	167	10,555,736	586.27	12/17/2025	168,690
	SPDR S&P 500 ETF	167	10,555,736	582.85	05/20/2026	292,461
	SPDR S&P 500 ETF	167	10,555,736	592.77	01/21/2026	221,885
						2,458,540
103.63%	TOTAL OPTIONS PURCHASED
						128,134,090
1.27%	MONEY MARKET FUND
	Federated Treasury Obligations Fund 4.170%(B)			1,573,476		1,573,476
104.90%	TOTAL INVESTMENTS	129,707,566
(4.90%)	Liabilities in excess of other assets	(6,058,875)
100.00%	NET ASSETS	$ 123,648,691

(A)Non-income producing

(B)Effective 7 day yield as of July 31,2025

See Notes to Schedule of Investments.

VEST U.S. LARGE CAP 20% BUFFER STRATEGIES FUND

Schedule of Options Written

July 31, 2025 (unaudited)

(4.88%) OPTIONS WRITTEN
	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value

(4.33%) CALL
SPDR S&P 500 ETF	167	(10,555,736)	652.71	01/21/2026 $	(324,193)
SPDR S&P 500 ETF	167	(10,555,736)	674.13	02/18/2026	(218,847)
SPDR S&P 500 ETF	167	(10,555,736)	626.87	03/18/2026	(711,493)
SPDR S&P 500 ETF	167	(10,555,736)	592.01	04/15/2026	(1,195,207)
SPDR S&P 500 ETF	167	(10,555,736)	663.33	06/17/2026	(498,246)
SPDR S&P 500 ETF	167	(10,555,736)	688.1	07/15/2026	(334,024)
SPDR S&P 500 ETF	167	(10,555,736)	619.14	08/20/2025	(299,207)
SPDR S&P 500 ETF	167	(10,555,736)	616.81	09/17/2025	(427,147)
SPDR S&P 500 ETF	167	(10,555,736)	640.05	10/15/2025	(223,406)
SPDR S&P 500 ETF	167	(10,555,736)	652.55	11/19/2025	(205,639)
SPDR S&P 500 ETF	167	(10,555,736)	648.59	12/17/2025	(301,478)
SPDR S&P 500 ETF	167	(10,555,736)	646.58	05/20/2026	(609,669)
					(5,348,556)
(0.55%) PUT
SPDR S&P 500 ETF	167	(10,555,736)	474.22	01/21/2026	(52,663)
SPDR S&P 500 ETF	167	(10,555,736)	490.34	02/18/2026	(76,145)
SPDR S&P 500 ETF	167	(10,555,736)	453.7	03/18/2026	(59,866)
SPDR S&P 500 ETF	167	(10,555,736)	420.52	04/15/2026	(51,772)
SPDR S&P 500 ETF	167	(10,555,736)	477.94	06/17/2026	(111,604)
SPDR S&P 500 ETF	167	(10,555,736)	499.37	07/15/2026	(149,892)
SPDR S&P 500 ETF	167	(10,555,736)	448.49	08/20/2025	(1,250)
SPDR S&P 500 ETF	167	(10,555,736)	449.12	09/17/2025	(6,754)
SPDR S&P 500 ETF	167	(10,555,736)	465.83	10/15/2025	(15,119)
SPDR S&P 500 ETF	167	(10,555,736)	472.39	11/19/2025	(27,608)
SPDR S&P 500 ETF	167	(10,555,736)	469.02	12/17/2025	(36,158)
SPDR S&P 500 ETF	167	(10,555,736)	466.28	05/20/2026	(91,643)
					(680,474)
(4.88%) TOTAL OPTIONS WRITTEN
					(6,029,030)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of July 31, 2025:

	Level 1		Level 2	Level 3
			Other	Significant
			Significant	Unobservable
	Quoted Prices		Observable Inputs	Inputs	Total
OPTIONS PURCHASED		$-	$ 128,134,090	$-	128,134,090
MONEY MARKET FUND		1,573,476	-	-	1,573,476
TOTAL INVESTMENTS		1,573,476	128,134,090	-	129,707,566

OPTIONS WRITTEN		-	(6,029,030)	-	(6,029,030)
TOTAL SHORT INVESTMENTS		-	(6,029,030)	-	(6,029,030)

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $104,447,180, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$24,680,665
Gross unrealized depreciation	(5,449,309)
Net unrealized appreciation	$19,231,356